Condensed Consolidated Balance Sheets [Parenthetical] (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common stock, shares issued	22,131,866	21,740,006	21,690,406
Common stock, shares outstanding	22,131,866	21,740,006	21,690,406
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	50,000,000	50,000,000	50,000,000
Preferred stock, shares issued	22,652,000	23,000,000	0
Preferred stock, shares outstanding	22,652,000	23,000,000	0
Preferred Stock, Liquidation Preference, Value (in dollars)	$ 22,652,000	$ 23,000,000	$ 0
Dividends Payable Percentage (in percentage)	8.00%	8.00%	0.00%
Dividends Payable (in dollars)	$ 2,373,092	$ 1,023,616	$ 0